CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED BALANCE SHEETS
Allowance for doubtful accounts (in dollars)	$ 0	$ 0
Allowance for doubtful accounts, related parties (in dollars)	1,379	1,338
Provision for impairment allowance (in dollars)	$ 1,608	$ 1,560
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized	400,000,000	400,000,000
Ordinary shares, shares issued	162,099,665	161,989,097
Ordinary shares, shares outstanding	162,099,665	161,989,097